UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22350

Global Opportunities Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

April 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 25.9%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

Series 2182, Class ZC, 7.50%, 9/15/29	$106,945	$125,230

Series 4273, Class SP, 9.29%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	889,572

Series 4407, Class LN, 6.952%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	134,950	138,147

Series 4637, Class CU, 3.00%, 8/15/44	10,783,807	11,111,017

Series 4677, Class SB, 11.935%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	1,549,558	1,598,772

Series 4774, Class QD, 4.50%, 1/15/43	10,718,930	11,072,856

Series 4914, Class DZ, 4.00%, 9/25/49	1,668,791	1,670,142

Interest Only:(2)

Series 2631, Class DS, 6.286%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	1,843,896	291,525

Series 2953, Class LS, 5.886%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,180,777	78,636

Series 2956, Class SL, 6.186%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,028,588	242,957

Series 3114, Class TS, 5.836%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	3,259,255	528,657

Series 3153, Class JI, 5.806%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,432,899	521,539

Series 3745, Class SA, 5.936%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	291,285	4,325

Series 3969, Class SB, 5.836%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	33,934	116

Series 3973, Class SG, 5.836%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	951,715	26,316

Series 4007, Class JI, 4.00%, 2/15/42	2,095,589	217,003

Series 4050, Class IB, 3.50%, 5/15/41	10,017,549	528,694

Series 4067, Class JI, 3.50%, 6/15/27	6,704,952	512,800

Series 4070, Class S, 5.286%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	13,488,715	2,049,680

Series 4095, Class HS, 5.286%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	3,496,159	439,216

Series 4109, Class ES, 5.336%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	87,383	22,891

Series 4109, Class KS, 5.286%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	141,044	714

Series 4109, Class SA, 5.386%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	5,162,795	780,904

Series 4149, Class S, 5.436%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	3,750,242	592,478

Series 4163, Class GS, 5.386%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	2,981,204	663,890

Series 4169, Class AS, 5.436%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	4,372,726	886,803

Series 4180, Class GI, 3.50%, 8/15/26	2,644,063	127,954

Series 4188, Class AI, 3.50%, 4/15/28	5,443,915	373,567

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.: (continued)

Interest Only:(2) (continued)

Series 4189, Class SQ, 5.336%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	$5,026,024	$412,452

Series 4203, Class QS, 5.436%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	3,171,369	565,346

Series 4212, Class SA, 5.386%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	4,529,115	75,403

Series 4323, Class CI, 4.00%, 3/15/40	4,585,824	100,391

Series 4332, Class IK, 4.00%, 4/15/44	2,195,542	244,423

Series 4332, Class KI, 4.00%, 9/15/43	1,893,503	95,280

Series 4343, Class PI, 4.00%, 5/15/44	4,645,647	551,490

Series 4370, Class IO, 3.50%, 9/15/41	2,896,493	133,334

Series 4381, Class SK, 5.336%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	4,856,050	580,939

Series 4388, Class MS, 5.286%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	5,743,215	966,513

Series 4408, Class IP, 3.50%, 4/15/44	7,361,717	600,614

Series 4452, Class SP, 5.386%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	8,652,303	576,666

Series 4497, Class CS, 5.386%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	15,503,049	1,554,168

Series 4507, Class MI, 3.50%, 8/15/44	8,423,804	349,830

Series 4507, Class SJ, 5.366%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	9,253,056	1,814,486

Series 4520, Class PI, 4.00%, 8/15/45	27,653,019	2,109,505

Series 4526, Class PI, 3.50%, 1/15/42	5,045,967	187,380

Series 4528, Class BS, 5.336%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	8,095,591	995,044

Series 4629, Class QI, 3.50%, 11/15/46	9,628,378	633,698

Series 4637, Class IP, 3.50%, 4/15/44	4,098,481	168,391

Series 4644, Class TI, 3.50%, 1/15/45	8,269,439	423,659

Series 4653, Class PI, 3.50%, 7/15/44	3,734,756	87,426

Series 4667, Class PI, 3.50%, 5/15/42	17,483,028	543,761

Series 4672, Class LI, 3.50%, 1/15/43	8,344,766	278,741

Series 4744, Class IO, 4.00%, 11/15/47	7,232,792	671,936

Series 4749, Class IL, 4.00%, 12/15/47	5,617,952	534,381

Series 4767, Class IM, 4.00%, 5/15/45	9,950,487	368,392

Series 4768, Class IO, 4.00%, 3/15/48	7,068,502	679,029

Principal Only:(3)

Series 4417, Class KO, 0.00%, 12/15/43	1,551,665	1,388,902

Series 4478, Class PO, 0.00%, 5/15/45	2,667,409	2,521,803

		$55,709,784

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:

Series 2016-DNA4, Class M3, 4.287%, (1 mo. USD LIBOR + 3.80%), 3/25/29(4)	$1,207,032	$1,188,973

Series 2018-DNA3, Class M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 9/25/48(4)(5)	1,000,000	880,893

1	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes: (continued)

Series 2019-DNA2, Class M2, 2.937%, (1 mo. USD LIBOR + 2.45%), 3/25/49(4)(5)	$14,166,848	$12,498,609

Series 2019-DNA3, Class M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 7/25/49(4)(5)	637,390	551,503

Series 2019-DNA4, Class M2, 2.437%, (1 mo. USD LIBOR + 1.95%), 10/25/49(4)(5)	1,496,283	1,254,217

Series 2020-DNA1, Class M2, 2.187%, (1 mo. USD LIBOR + 1.70%), 1/25/50(4)(5)	9,650,126	7,442,340

Series 2020-DNA2, Class M1, 1.237%, (1 mo. USD LIBOR + 0.75%), 2/25/50(4)(5)	14,017,444	13,459,812

Series 2020-DNA2, Class M2, 2.337%, (1 mo. USD LIBOR + 1.85%), 2/25/50(4)(5)	2,730,000	2,071,524

		$39,347,871

Federal National Mortgage Association:

Series G94-7, Class PJ, 7.50%, 5/17/24	$172,535	$188,593

Series 1994-42, Class K, 6.50%, 4/25/24	108,205	116,735

Series 2009-62, Class WA, 5.571%, 8/25/39(6)	1,518,746	1,689,497

Series 2013-6, Class TA, 1.50%, 1/25/43	1,903,590	1,903,730

Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,362,127	3,365,774

Series 2017-76, Class Z, 3.00%, 10/25/57	2,240,363	2,226,605

Series 2019-50, Class NZ, 3.50%, 9/25/49	3,412,983	3,421,528

Series 2019-54, Class Z, 3.50%, 9/25/49	4,408,548	4,414,136

Series 2019-64, Class ZN, 3.50%, 11/25/49	7,726,273	7,765,222

Series 2019-72, Class AZ, 3.50%, 12/25/49	459,583	459,033

Interest Only:(2)

Series 2004-46, Class SI, 5.513%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	2,831,388	495,600

Series 2005-17, Class SA, 6.213%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	1,951,124	500,379

Series 2005-71, Class SA, 6.263%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	1,112,563	93,603

Series 2005-105, Class S, 6.213%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,663,138	401,129

Series 2006-44, Class IS, 6.113%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,425,360	341,681

Series 2006-65, Class PS, 6.733%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,430,940	376,102

Series 2006-96, Class SN, 6.712%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	1,810,920	394,200

Series 2006-104, Class SD, 6.153%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,428,735	330,567

Series 2006-104, Class SE, 6.143%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	952,490	220,008

Series 2007-50, Class LS, 5.963%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,267,318	494,573

Series 2008-26, Class SA, 5.713%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	2,640,551	597,722

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(2) (continued)

Series 2008-61, Class S, 5.613%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	$4,522,406	$890,937

Series 2010-124, Class SJ, 5.563%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	1,147,235	39,535

Series 2010-135, Class SD, 5.513%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	2,883,483	122,162

Series 2011-101, Class IC, 3.50%, 10/25/26	3,217,359	212,225

Series 2011-101, Class IE, 3.50%, 10/25/26	2,372,170	156,785

Series 2011-104, Class IM, 3.50%, 10/25/26	4,092,598	275,124

Series 2012-24, Class S, 5.013%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	1,383,049	41,586

Series 2012-52, Class DI, 3.50%, 5/25/27	6,575,966	510,476

Series 2012-56, Class SU, 6.263%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	271,207	4,925

Series 2012-63, Class EI, 3.50%, 8/25/40	6,833,917	125,497

Series 2012-73, Class MS, 5.563%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	3,882,689	100,522

Series 2012-76, Class GS, 5.563%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	2,784,964	88,719

Series 2012-86, Class CS, 5.613%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	1,726,099	47,598

Series 2012-94, Class KS, 6.163%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	9,905,894	652,511

Series 2012-94, Class SL, 6.213%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	7,429,420	493,079

Series 2012-97, Class PS, 5.663%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	8,709,893	761,088

Series 2012-103, Class GS, 5.613%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	4,246,364	117,757

Series 2012-112, Class SB, 5.663%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	6,799,000	392,713

Series 2012-124, Class IO, 2.136%, 11/25/42	6,718,873	366,220

Series 2012-139, Class LS, 5.78%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	6,378,481	1,231,102

Series 2012-147, Class SA, 5.613%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	8,224,381	1,559,239

Series 2012-150, Class PS, 5.663%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	6,612,519	1,326,733

Series 2012-150, Class SK, 5.663%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	10,249,405	1,940,984

Series 2013-11, Class IO, 4.00%, 1/25/43	18,557,155	3,121,688

Series 2013-12, Class SP, 5.163%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	3,107,763	205,615

Series 2013-15, Class DS, 5.713%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	7,598,658	1,552,111

Series 2013-23, Class CS, 5.763%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	4,137,904	839,867

Series 2013-54, Class HS, 5.813%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	4,491,738	350,196

2	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

Interest Only:(2) (continued)

Series 2013-64, Class PS, 5.763%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	$4,353,442	$733,336

Series 2013-66, Class JI, 3.00%, 7/25/43	8,935,802	980,507

Series 2013-75, Class SC, 5.763%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	9,338,320	1,034,574

Series 2014-29, Class IG, 3.50%, 6/25/43	2,563,584	110,550

Series 2014-32, Class EI, 4.00%, 6/25/44	2,615,390	316,466

Series 2014-41, Class SA, 5.563%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	5,670,580	1,176,219

Series 2014-43, Class PS, 5.613%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	5,515,897	837,362

Series 2014-55, Class IN, 3.50%, 7/25/44	7,652,389	770,720

Series 2014-64, Class BI, 3.50%, 3/25/44	2,927,561	168,138

Series 2014-67, Class IH, 4.00%, 10/25/44	5,269,426	601,137

Series 2014-80, Class CI, 3.50%, 12/25/44	4,566,406	454,537

Series 2014-89, Class IO, 3.50%, 1/25/45	7,512,866	582,317

Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	482,305

Series 2015-14, Class KI, 3.00%, 3/25/45	9,791,932	848,945

Series 2015-17, Class SA, 5.713%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	7,918,910	653,149

Series 2015-22, Class GI, 3.50%, 4/25/45	4,465,456	453,553

Series 2015-31, Class SG, 5.613%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	11,369,291	1,510,732

Series 2015-36, Class IL, 3.00%, 6/25/45	5,617,902	500,834

Series 2015-52, Class MI, 3.50%, 7/25/45	12,556,492	1,257,103

Series 2015-93, Class BS, 5.663%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	8,327,156	1,167,963

Series 2017-46, Class NI, 3.00%, 8/25/42	10,434,552	350,219

Series 2018-21, Class IO, 3.00%, 4/25/48	19,415,883	1,466,179

		$63,780,256

Federal National Mortgage Association Connecticut Avenue Securities:

Series 2017-C03, Class 1M2C, 3.487%, (1 mo. USD LIBOR + 3.00%), 10/25/29(4)	$1,030,422	$847,829

Series 2017-C07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	4,763,294	4,433,557

Series 2017-C07, Class 1M2C, 2.887%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	6,355,664	5,171,133

Series 2018-C06, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 3/25/31(4)	3,547,452	3,224,456

Series 2018-R07, Class 1M2, 2.887%, (1 mo. USD LIBOR + 2.40%), 4/25/31(4)(5)	1,387,578	1,296,920

Series 2019-R02, Class 1M2, 2.787%, (1 mo. USD LIBOR + 2.30%), 8/25/31(4)(5)	731,116	675,477

Series 2019-R05, Class 1M2, 2.487%, (1 mo. USD LIBOR + 2.00%), 7/25/39(4)(5)	18,458,245	17,013,285

Series 2019-R07, Class 1M2, 2.587%, (1 mo. USD LIBOR + 2.10%), 10/25/39(4)(5)	2,495,355	2,182,988

Security	Principal Amount	Value

Federal National Mortgage Association Connecticut Avenue Securities: (continued)

Series 2020-R01, Class 1M2, 2.537%, (1 mo. USD LIBOR + 2.05%), 1/25/40(4)(5)	$40,317,010	$30,834,038

		$65,679,683

Government National Mortgage Association:

Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$839,433	$846,420

Series 2017-115, Class ZA, 3.00%, 7/20/47	1,404,863	1,399,756

Series 2019-110, Class ZD, 3.50%, 9/20/49	36,325,000	36,379,450

Series 2019-117, Class Z, 3.50%, 9/20/49	5,733,799	5,748,138

Series 2019-123, Class Z, 5.00%, 10/20/49	19,867,174	19,914,447

Series 2019-158, Class ZJ, 3.50%, 12/20/49	19,938,658	19,983,901

Interest Only:(2)

Series 2014-68, Class KI, 1.689%, 10/20/42(6)	6,984,801	381,523

Series 2017-104, Class SD, 5.482%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	12,847,284	2,300,284

Series 2017-121, Class DS, 3.782%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	10,068,744	1,211,591

Series 2017-137, Class AS, 3.782%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	14,729,869	1,657,977

		$89,823,487

Total Collateralized Mortgage Obligations (identified cost $370,951,570)		$314,341,081

Mortgage Pass-Throughs — 0.5%
Security	Principal Amount	Value

Federal Home Loan Mortgage Corp.:

2.845%, (COF + 1.25%), with maturity at 2035(7)	$366,698	$369,664

4.403%, (COF + 1.25%), with maturity at 2030(7)	125,020	130,131

7.00%, with various maturities to 2036	1,331,512	1,509,571

8.00%, with maturity at 2026	84,841	90,874

		$2,100,240

Federal National Mortgage Association:

3.454%, (COF + 1.25%), with maturity at 2035(7)	$239,889	$243,524

4.029%, (COF + 1.77%), with maturity at 2035(7)	853,578	878,507

6.00%, with maturity at 2032	307,338	354,086

6.50%, with maturity at 2036	680,493	771,847

7.00%, with various maturities to 2037	572,348	649,379

8.50%, with maturity at 2032	167,649	196,215

3	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Federal National Mortgage Association: (continued)

9.50%, with maturity at 2028	$79,445	$88,131

		$3,181,689

Total Mortgage Pass-Throughs (identified cost $5,056,265)		$5,281,929

Commercial Mortgage-Backed Securities — 1.4%
Security	Principal Amount	Value

JPMBB Commercial Mortgage Securities Trust

Series 2014-C22, Class D, 4.706%, 9/15/47(5)(6)	$3,430,000	$1,191,006

Series 2014-C25, Class D, 4.094%, 11/15/47(5)(6)	8,045,000	5,972,593

Morgan Stanley Bank of America Merrill Lynch Trust

Series 2013-C11, Class D, 4.498%, 8/15/46(5)(6)	5,000,000	2,710,108

Series 2016-C32, Class D, 3.396%, 12/15/49(5)(6)	1,699,000	1,062,405

WF-RBS Commercial Mortgage Trust

Series 2014-C24, Class D, 3.692%, 11/15/47(5)	8,000,000	5,851,522

Total Commercial Mortgage-Backed Securities (identified cost $24,340,960)		$16,787,634

Asset-Backed Securities — 12.3%
Security	Principal Amount	Value

Alinea CLO, Ltd.

Series 2018-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4)(5)	$2,000,000	$1,313,598

Allegany Park CLO, Ltd.

Series 2019-1A, Class D, 5.534%, (3 mo. USD LIBOR + 3.70%), 1/20/33(4)(5)	3,700,000	3,120,413

AMMC CLO 15, Ltd.

Series 2014-15A, Class ERR, 8.129%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4)(5)	3,000,000	1,725,102

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 7.914%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4)(5)	2,000,000	1,127,914

Ares XL CLO, Ltd.

Series 2016-40A, Class DR, 7.569%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4)(5)	1,000,000	727,858

Ares XXXIIR CLO, Ltd.

Series 2014-32RA, Class D, 7.542%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4)(5)	4,000,000	2,643,436

Ares XXXVR CLO, Ltd.

Series 2015-35RA, Class E, 6.919%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4)(5)	3,000,000	2,144,967

Security	Principal Amount	Value

Babson CLO, Ltd.

Series 2016-1A, Class ER, 7.043%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4)(5)	$2,000,000	$1,128,806

Series 2018-1A, Class D, 6.719%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4)(5)	5,000,000	3,430,090

Bain Capital Credit CLO, Ltd.

Series 2017-2A, Class E, 7.341%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4)(5)	2,250,000	1,407,879

Series 2018-1A, Class E, 6.393%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4)(5)	3,500,000	1,878,188

Barings CLO, Ltd.

Series 2017-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4)(5)	2,900,000	2,148,894

Benefit Street Partners CLO V-B, Ltd.

Series 2018-5BA, Class D, 7.085%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4)(5)	3,000,000	1,646,553

Benefit Street Partners CLO VIII, Ltd.

Series 2015-8A, Class DR, 6.735%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4)(5)	5,000,000	2,653,510

Benefit Street Partners CLO XIV, Ltd.

Series 2018-14A, Class E, 6.485%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4)(5)	3,000,000	1,592,238

Benefit Street Partners CLO XIX, Ltd.

Series 2019-19A, Class D, 5.678%, (3 mo. USD LIBOR + 3.80%), 1/15/33(4)(5)	1,500,000	1,238,016

Benefit Street Partners CLO XVI, Ltd.

Series 2018-16A, Class E, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4)(5)	2,000,000	1,352,560

Betony CLO 2, Ltd.

Series 2018-1A, Class D, 6.410%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4)(5)	3,000,000	1,964,748

BlueMountain CLO, Ltd.

Series 2015-3A, Class DR, 6.535%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4)(5)	2,000,000	1,094,882

Series 2016-3A, Class ER, 7.642%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4)(5)	1,000,000	444,250

Series 2018-1A, Class E, 6.710%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4)(5)	750,000	421,614

Canyon Capital CLO, Ltd.

Series 2016-1A, Class ER, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	4,000,000	2,593,924

Series 2016-2A, Class ER, 7.219%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4)(5)	1,000,000	649,622

Series 2017-1A, Class E, 7.469%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4)(5)	1,000,000	701,845

Series 2018-1A, Class E, 6.969%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4)(5)	2,000,000	1,288,548

Carlyle Global Market Strategies CLO, Ltd.

Series 2012-3A, Class DR2, 7.811%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4)(5)	1,000,000	559,062

4	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

Carlyle Global Market Strategies CLO, Ltd. (continued)

Series 2014-3RA, Class D, 6.391%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4)(5)	$2,000,000	$1,072,116

Series 2014-4RA, Class D, 6.869%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4)(5)	3,000,000	1,664,721

Series 2015-5A, Class DR, 7.835%, (3 mo. USD LIBOR + 6.70%), 1/20/32(4)(5)	3,500,000	2,019,195

Series C17A, Class DR, 6.760%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4)(5)	3,000,000	1,721,466

Cole Park CLO, Ltd.

Series 2015-1A, Class ER, 7.735%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4)(5)	2,000,000	1,340,746

Dryden CLO, Ltd.

Series 2018-55A, Class E, 6.619%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4)(5)	1,000,000	688,128

Dryden Senior Loan Fund

Series 2015-40A, Class ER, 7.442%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4)(5)	2,000,000	1,383,360

Series 2016-42A, Class ER, 6.769%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4)(5)	2,000,000	1,362,676

Galaxy XXI CLO, Ltd.

Series 2015-21A, Class DR, 3.785%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4)(5)	5,000,000	4,018,645

Series 2015-21A, Class ER, 6.385%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4)(5)	4,000,000	2,535,748

Galaxy XXV CLO, Ltd.

Series 2018-25A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,372,130

Golub Capital Partners CLO 22B, Ltd.

Series 2015-22A, Class ER, 7.135%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4)(5)	3,000,000	1,575,189

Golub Capital Partners CLO 37B, Ltd.

Series 2018-37A, Class E, 6.885%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4)(5)	3,000,000	1,804,362

Golub Capital Partners CLO, Ltd.

Series 2020-48A, Class D, 4.672%, (3 mo. USD LIBOR + 3.80%), 4/17/33(4)(5)	3,000,000	2,342,358

Harriman Park CLO, Ltd.

Series 2020-1A, Class D, 3.64%, (3 mo. USD LIBOR + 3.64%), 4/20/31(4)(5)	3,000,000	2,597,259

Highbridge Loan Management, Ltd.

Series 3A-2014, Class DR, 7.635%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4)(5)	2,900,000	2,042,212

ICG US CLO, Ltd.

Series 2018-2A, Class E, 6.848%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4)(5)	1,000,000	503,829

Invitation Homes Trust

Series 2018-SFR1, Class E, 2.751%, (1 mo. USD LIBOR + 2.00%), 3/17/37(4)(5)	4,692,359	4,347,901

Series 2018-SFR2, Class E, 2.814%, (1 mo. USD LIBOR + 2.00%), 6/17/37(4)(5)	15,061,248	13,905,845

Security	Principal Amount	Value

Invitation Homes Trust (continued)

Series 2018-SFR3, Class E, 2.751%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4)(5)	$13,000,000	$11,988,824

Jamestown CLO XV, Ltd.

Series 2020-15A, Class D, 4.413%, (3 mo. USD LIBOR + 3.65%), 4/15/33(4)(5)	2,000,000	1,549,462

Madison Park Funding XVII, Ltd.

Series 2015-17A, Class DR, 4.709%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4)(5)	3,500,000	3,035,543

Series 2015-17A, Class ER, 7.609%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4)(5)	5,000,000	3,213,675

Madison Park Funding XXXVI, Ltd.

Series 2019-36A, Class D, 5.692%, (3 mo. USD LIBOR + 3.75%), 1/15/33(4)(5)	1,500,000	1,297,659

Neuberger Berman CLO XXII, Ltd.

Series 2016-22A, Class ER, 7.195%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4)(5)	2,000,000	1,406,002

Neuberger Berman Loan Advisers CLO 30, Ltd.

Series 2018-30A, Class E, 7.885%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4)(5)	2,000,000	1,487,390

Palmer Square CLO, Ltd.

Series 2013-2A, Class DRR, 6.985%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4)(5)	1,500,000	1,050,611

Series 2015-1A, Class DR2, 7.946%, (3 mo. USD LIBOR + 6.25%), 5/21/29(4)(5)	2,000,000	1,459,670

Series 2018-1A, Class D, 6.285%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4)(5)	4,000,000	2,734,904

Series 2018-2A, Class D, 6.776%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4)(5)	2,500,000	1,794,240

Pnmac Gmsr Issuer Trust

Series 2018-GT1, Class A, 3.337%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4)(5)	5,000,000	4,197,357

Series 2018-GT2, Class A, 3.137%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4)(5)	4,272,000	3,550,131

Recette CLO, Ltd.

Series 2015-1A, Class F, 8.585%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4)(5)	2,000,000	1,250,550

Regatta IX Funding, Ltd.

Series 2017-1A, Class E, 7.135%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4)(5)	3,000,000	2,033,121

Regatta XIII Funding, Ltd.

Series 2018-2A, Class D, 7.169%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4)(5)	3,000,000	1,956,897

Regatta XIV Funding, Ltd.

Series 2018-3A, Class E, 6.941%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4)(5)	2,000,000	1,300,318

Regatta XV Funding, Ltd.

Series 2018-4A, Class D, 7.491%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4)(5)	2,000,000	1,350,048

5	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount	Value

THL Credit Wind River CLO, Ltd.

Series 2013-1A, Class DR, 7.435%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4)(5)	$2,000,000	$1,103,096

Series 2017-1A, Class E, 7.555%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4)(5)	2,000,000	1,211,728

Upland CLO, Ltd.

Series 2016-1A, Class DR, 7.035%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4)(5)	2,000,000	1,328,384

Vibrant CLO IX, Ltd.

Series 2018-9A, Class D, 7.385%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4)(5)	2,000,000	1,041,882

Voya CLO, Ltd.

Series 2013-1A, Class DR, 7.699%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4)(5)	5,000,000	2,890,925

Series 2014-1A, Class DR2, 7.135%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4)(5)	2,000,000	1,086,562

Series 2015-3A, Class DR, 7.335%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4)(5)	2,000,000	1,089,828

Series 2018-2A, Class E, 6.469%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4)(5)	1,000,000	616,272

Wellfleet CLO, Ltd.

Series 2020-1A, Class C, 4.882%, (3 mo. USD LIBOR + 3.70%), 4/15/33(4)(5)	3,000,000	2,455,260

Total Asset-Backed Securities (identified cost $209,599,073)		$148,776,742

U.S. Government Guaranteed Small Business Administration Loans(8)(9) — 3.6%
Security	Principal Amount	Value

0.66%, 3/15/30	$2,790,969	$61,207

0.73%, 7/15/31	3,168,429	69,712

0.93%, 5/15/42	1,647,464	49,072

0.98%, 4/15/32	1,548,770	42,483

1.31%, 4/15/42 to 7/15/42	5,928,041	262,766

1.34%, 9/15/41	1,923,972	78,860

1.38%, 6/15/41	3,162,012	128,737

1.48%, 4/15/34	1,175,060	45,651

1.49%, 7/15/36	1,157,537	39,013

1.56%, 7/15/42	2,503,593	126,859

1.59%, 10/21/36	1,293,501	46,835

1.61%, 12/15/41 to 7/15/42	7,455,815	397,865

1.63%, 9/15/41	1,998,225	104,159

1.68%, 4/15/41 to 7/15/41	3,698,617	197,186

1.73%, 10/15/33 to 11/21/41	3,059,110	157,746

1.74%, 5/15/36	3,638,127	141,699

1.81%, 12/21/41 to 11/15/42	7,937,639	469,633

1.84%, 11/9/36 to 2/15/40	3,044,014	142,688

Security	Principal Amount	Value

1.86%, 12/28/41 to 6/15/42	$18,646,485	$1,118,192

1.91%, 2/15/42 to 7/15/42	10,352,473	670,879

1.93%, 7/15/42	1,761,770	112,473

1.96%, 11/29/30 to 8/15/42	5,155,007	315,062

1.98%, 10/15/37	1,067,119	47,842

2.03%, 2/15/42 to 5/15/42	4,722,966	348,884

2.06%, 5/15/42 to 7/15/42	5,142,693	346,031

2.11%, 4/15/33 to 7/15/42	7,217,553	473,833

2.16%, 5/15/42 to 6/15/42	3,991,605	268,629

2.21%, 8/15/42	3,285,623	231,600

2.23%, 1/15/41 to 7/15/41	2,815,338	201,115

2.28%, 11/1/29	1,375,183	98,004

2.31%, 4/15/42 to 7/15/42	5,238,621	419,233

2.36%, 1/16/42 to 6/15/42	18,846,149	1,442,766

2.38%, 6/15/42	1,658,159	124,297

2.39%, 7/15/40	1,421,374	90,923

2.41%, 1/15/38 to 7/15/42	16,744,738	1,299,583

2.43%, 3/15/41 to 1/5/42	3,139,993	239,755

2.46%, 12/15/26 to 8/15/42	13,328,492	1,057,210

2.48%, 2/23/41	1,117,538	88,232

2.56%, 1/15/41 to 7/15/42	3,301,208	286,619

2.59%, 4/15/36	1,409,122	81,989

2.61%, 6/15/33 to 7/15/42	7,189,258	594,845

2.63%, 4/15/41	1,255,587	104,032

2.66%, 6/15/36 to 6/15/42	5,461,490	471,309

2.68%, 4/15/41 to 4/15/42	3,846,394	341,741

2.71%, 5/15/27 to 9/15/42	20,840,538	1,840,176

2.73%, 8/15/42	1,237,359	112,231

2.86%, 5/15/32 to 7/15/42	16,679,589	1,579,038

2.88%, 10/25/41 to 1/7/43(10)	37,721,895	3,665,680

2.91%, 12/15/41 to 7/15/42	13,171,798	1,315,666

2.93%, 4/15/41 to 7/15/42	4,230,954	377,657

2.95%, 1/15/42 to 3/15/43(10)	21,071,184	2,248,184

2.96%, 2/15/27 to 1/15/43	13,430,477	1,188,715

2.98%, 2/15/41 to 7/15/42	10,108,920	1,065,631

3.03%, 7/15/41 to 6/15/42	2,501,886	244,195

3.11%, 12/15/41 to 8/15/42	8,556,185	856,677

3.13%, 6/15/32	638,511	55,184

3.16%, 5/15/42 to 1/15/43	16,000,760	1,773,160

3.19%, 8/15/39	1,558,083	130,811

3.21%, 12/15/26 to 10/15/42	16,850,869	1,700,597

3.23%, 2/15/41 to 4/15/42	4,462,197	415,264

3.24%, 7/15/28 to 4/15/42	2,798,237	231,365

3.28%, 6/21/26 to 7/15/42	6,622,800	604,078

3.36%, 3/15/42 to 5/15/42	3,156,831	356,057

3.41%, 4/15/42 to 12/15/42	5,727,314	677,875

3.43%, 11/7/39 to 9/15/41	1,580,523	156,816

6	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount	Value

3.46%, 2/15/27 to 8/15/42		$13,783,111	$1,305,756

3.48%, 5/15/36 to 7/15/42		3,441,401	367,317

3.53%, 6/15/26 to 8/15/42		3,195,879	282,258

3.61%, 5/15/32 to 6/15/42		10,954,855	1,333,727

3.64%, 8/15/41 to 12/15/41		3,735,908	460,166

3.66%, 5/15/42 to 7/15/42		9,860,480	1,265,223

3.68%, 11/15/31 to 5/15/42		3,966,084	447,952

3.71%, 1/15/24 to 8/15/42		33,148,825	3,276,157

3.73%, 12/15/36 to 1/15/37		3,115,809	281,235

3.78%, 11/15/26 to 6/15/42		9,112,839	919,229

Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $55,603,054)			$43,971,326

Sovereign Loans — 0.1%
Borrower		Principal Amount (000’s omitted)	Value

Nigeria — 0.1%

Bank of Industry Limited, Term Loan, 7.31%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(4)(11)		$905	$824,639

Total Sovereign Loans (identified cost $903,496)			$824,639

Foreign Government Bonds — 19.2%
Security		Principal Amount (000’s omitted)	Value

Brazil — 0.0%(12)

Banco Nacional de Desenvolvimento Economico e Social, 5.75%, 9/26/23(13)	USD	200	$209,462

Total Brazil			$209,462

Iceland — 3.2%

Republic of Iceland, 5.00%, 11/15/28	ISK	1,225,940	$10,151,587

Republic of Iceland, 6.50%, 1/24/31	ISK	1,622,639	15,542,453

Republic of Iceland, 8.00%, 6/12/25	ISK	1,414,608	12,508,881

Total Iceland			$38,202,921

Indonesia — 0.1%

Indonesia Government Bond, 7.50%, 4/15/40	IDR	22,989,000	$1,465,887

Total Indonesia			$1,465,887

Security		Principal Amount (000’s omitted)	Value

New Zealand — 6.7%

New Zealand Government Bond, 2.00%, 9/20/25(13)(14)	NZD	44,092	$30,174,617

New Zealand Government Bond, 2.50%, 9/20/35(13)(14)	NZD	617	496,043

New Zealand Government Bond, 3.00%, 9/20/30(13)(14)	NZD	63,805	50,526,324

Total New Zealand			$81,196,984

Peru — 0.8%

Peru Government Bond, 5.94%, 2/12/29(5)(13)	PEN	12,200	$4,078,448

Peru Government Bond, 6.15%, 8/12/32(5)(13)	PEN	11,099	3,653,831

Peru Government Bond, 6.95%, 8/12/31	PEN	5,285	1,858,927

Total Peru			$9,591,206

Russia — 0.8%

Russia Government Bond, 2.50%, 2/2/28(14)	RUB	754,756	$10,128,486

Total Russia			$10,128,486

Serbia — 1.6%

Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,743,550	$17,984,348

Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,096,437

Total Serbia			$19,080,785

Thailand — 2.5%

Thailand Government Bond, 1.25%, 3/12/28(13)(14)	THB	1,076,963	$29,743,155

Total Thailand			$29,743,155

Ukraine — 3.5%

Ukraine Government Bond, 16.00%, 8/11/21	UAH	188,050	$7,053,949

Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	958,674

Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(5)(13)(15)	USD	11,342	8,438,641

Ukraine Government International Bond, 11.67%, 11/22/23	UAH	25,000	868,295

Ukraine Government International Bond, 14.30%, 7/8/20	UAH	172,382	6,375,418

Ukraine Government International Bond, 15.84%, 2/26/25	UAH	255,480	10,076,188

Ukraine Government International Bond, 17.00%, 5/11/22	UAH	238,050	9,247,724

Total Ukraine			$43,018,889

Total Foreign Government Bonds (identified cost $234,629,411)			$232,637,775

7	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 4.9%
Security		Principal Amount (000’s omitted)	Value

Argentina — 0.2%

Generacion Mediterranea S.A./Central Termica Roca S.A., 15.00%, 5/5/23(5)	USD	1,250	$731,250

Pampa Energia S.A., 7.50%, 1/24/27(13)	USD	600	363,330

Telecom Argentina S.A., 8.00%, 7/18/26(13)	USD	550	446,495

YPF S.A., 31.438%, (BADLAR + 4.00%), 7/7/20(4)(13)	USD	1,250	233,625

Total Argentina			$1,774,700

Belarus — 0.0%(12)

Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(13)	USD	500	$493,750

Total Belarus			$493,750

Bermuda — 1.2%

Alamo Re, Ltd., 3.901%, (3 mo. U.S. Treasury Bill + 3.81%), 6/8/23(4)(5)(16)	USD	3,500	$3,502,975

Everglades Re II, Ltd., 5.321%, (3 mo. U.S. Treasury Bill + 5.23%), 5/8/23(4)(5)(16)	USD	8,500	8,527,625

Pelican IV Re, Ltd., 2.855%, (6 mo. USD LIBOR + 2.04%), 5/5/20(4)(5)(16)	USD	2,500	2,507,875

Total Bermuda			$14,538,475

Brazil — 0.1%

BRF S.A., 4.75%, 5/22/24(13)	USD	550	$524,458

Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(13)	USD	1,267	964,831

Total Brazil			$1,489,289

Bulgaria — 0.1%

Eurohold Bulgaria AD, 6.50%, 12/7/22(13)	EUR	1,200	$1,312,100

Total Bulgaria			$1,312,100

China — 0.1%

CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(13)	USD	500	$494,997

Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(13)	USD	500	504,375

Times China Holdings, Ltd., 6.25%, 1/17/21(13)	USD	500	500,456

Total China			$1,499,828

Colombia — 0.2%

Frontera Energy Corp., 9.70%, 6/25/23(13)	USD	2,000	$1,357,500

Geopark, Ltd., 5.50%, 1/17/27(13)	USD	850	539,750

Total Colombia			$1,897,250

Security		Principal Amount (000’s omitted)	Value

El Salvador — 0.1%

AES El Salvador Trust II, 6.75%, 3/28/23(13)	USD	2,000	$1,754,600

Total El Salvador			$1,754,600

Georgia — 0.2%

Georgia Capital JSC, 6.125%, 3/9/24(13)	USD	1,650	$1,468,500

Silknet JSC, 11.00%, 4/2/24(13)	USD	1,159	1,061,459

Total Georgia			$2,529,959

Iceland — 0.4%

Arion Banki HF, 6.00%, 4/12/24(13)	ISK	440,000	$3,400,447

Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	926,734

Landsbankinn HF, 5.00%, 11/23/23(13)	ISK	120,000	888,846

WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4)(17)	EUR	900	29,598

WOW Air HF, 0.00%(17)(18)	EUR	20	651

Total Iceland			$5,246,276

Indonesia — 0.1%

Bayan Resources Tbk PT, 6.125%, 1/24/23(13)	USD	1,660	$1,322,797

Total Indonesia			$1,322,797

Ireland — 0.2%

Aragvi Finance International DAC, 12.00%, 4/9/24(13)	USD	2,000	$1,805,000

Total Ireland			$1,805,000

Isle of Man — 0.1%

Sasol Financing International Ltd., 4.50%, 11/14/22	USD	1,125	$795,938

Total Isle of Man			$795,938

Lebanon — 0.0%(12)

BLOM Bank SAL, 7.50%, 5/4/23(13)	USD	800	$358,000

Total Lebanon			$358,000

Mexico — 0.4%

Banco Mercantil del Norte S.A./Grand Cayman, 7.50% to 6/27/29(13)(18)(19)	USD	850	$699,848

Braskem Idesa SAPI, 7.45%, 11/15/29(13)	USD	2,170	1,611,225

Grupo Kaltex S.A. de CV, 8.875%, 4/11/22(13)	USD	1,962	1,181,222

Petroleos Mexicanos, 5.95%, 1/28/31(13)	USD	2,500	1,823,250

Total Mexico			$5,315,545

8	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Netherlands — 0.3%

Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(13)	USD	1,720	$1,482,197

Braskem Netherlands Finance BV, 5.875%, 1/31/50(13)	USD	810	637,875

Metinvest BV, 5.625%, 6/17/25(13)	EUR	800	577,061

Metinvest BV, 7.75%, 4/23/23(13)	USD	461	328,301

Petrobras Global Finance BV, 6.90%, 3/19/49	USD	650	635,375

Total Netherlands			$3,660,809

Nigeria — 0.1%

SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(13)	USD	2,000	$1,500,000

Total Nigeria			$1,500,000

Paraguay — 0.2%

Frigorifico Concepcion S.A., 10.25%, 1/29/25(13)	USD	1,700	$1,744,013

Telefonica Celular del Paraguay S.A., 5.875%, 4/15/27(13)	USD	444	435,120

Total Paraguay			$2,179,133

Peru — 0.1%

Peru LNG S.R.L., 5.375%, 3/22/30(13)	USD	1,401	$801,512

Total Peru			$801,512

Russia — 0.1%

Petropavlovsk 2016 Ltd., 8.125%, 11/14/22(13)	USD	1,231	$1,289,473

Total Russia			$1,289,473

Saint Lucia — 0.1%

Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(13)	USD	1,503	$1,399,669

Total Saint Lucia			$1,399,669

Saudi Arabia — 0.2%

Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(13)	USD	550	$440,330

Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(13)	USD	1,500	1,408,729

Total Saudi Arabia			$1,849,059

Singapore — 0.1%

TBLA International Pte Ltd., 7.00%, 1/24/23(13)	USD	1,000	$770,680

Total Singapore			$770,680

Security		Principal Amount (000’s omitted)	Value

Spain — 0.1%

Atento Luxco 1 S.A., 6.125%, 8/10/22(13)	USD	1,517	$972,776

Total Spain			$972,776

Turkey — 0.0%(12)

QNB Finansbank AS, 6.875%, 9/7/24(13)	USD	530	$531,325

Total Turkey			$531,325

Ukraine — 0.1%

Kernel Holding S.A., 8.75%, 1/31/22(13)	USD	1,500	$1,428,750

Total Ukraine			$1,428,750

United Kingdom— 0.1%

Ellaktor Value PLC, 6.375%, 12/15/24(13)	EUR	1,050	$748,826

Total United Kingdom			$748,826

Total Foreign Corporate Bonds (identified cost $68,880,291)			$59,265,519

Corporate Bonds & Notes — 0.0%(12)
Security		Principal Amount (000’s omitted)	Value

Oil & Gas — 0.0%(12)

HKN Energy, Ltd., 11.00%, 3/6/24		$500	$335,000

Total Corporate Bonds & Notes (identified cost $500,000)			$335,000

Common Stocks — 0.2%
Security		Shares	Value

Iceland — 0.2%

Arion Banki HF(5)(20)		2,497,017	$967,766

Eik Fasteignafelag HF		3,180,300	146,767

Eimskipafelag Islands HF(20)		326,400	288,762

Hagar HF		1,349,100	429,383

Reginn HF(20)		1,843,700	212,642

Reitir Fasteignafelag HF		875,500	303,371

Siminn HF		13,623,900	549,146

Total Iceland			$2,897,837

Total Common Stocks (identified cost $5,902,392)			$2,897,837

9	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Closed-End Funds — 1.2%
Security	Shares	Value

BlackRock Multi-Sector Income Trust	156,650	$2,103,809

Nuveen Global High Income Fund	83,400	1,010,808

PGIM Global High Yield Fund, Inc.	430,326	5,047,724

Western Asset High Income Opportunity Fund, Inc.	1,388,797	6,124,595

Total Closed-End Funds (identified cost $16,852,919)		$14,286,936

Exchange-Traded Funds — 4.0%
Security	Shares	Value

SPDR Bloomberg Barclays High Yield Bond ETF	414,500	$41,047,935

Vanguard Short-Term Corporate Bond ETF	97,000	7,864,760

Total Exchange-Traded Funds (identified cost $48,034,787)		$48,912,695

Reinsurance Side Cars — 2.8%
Security	Principal Amount/ Shares	Value

Altair V Reinsurance(20)(21)(22)(23)	1,932	$19,318

Altair VI Reinsurance(20)(21)(22)(23)	1,000	212,500

Blue Lotus Re, Ltd.(20)(21)(22)(23)	242	374,999

Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(5)(21)(22)	$7,471	167,390

Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(5)(21)(22)	$8,667	432,438

Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(5)(21)(22)	$5,000	42,713

Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(5)(21)(22)	$95,000	833,920

Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(5)(21)(22)	$9,900,000	10,141,560

Mt. Logan Re, Ltd., Series 13, Preference Shares(20)(21)(22)(23)	10,000	7,784,433

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18(20)(21)(22)(23)	2,000	797,402

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(20)(21)(22)(23)	1,829	1,829,390

Sussex Capital, Ltd., Designated Investment Series 5, 5/19(20)(21)(22)(23)	249	184,296

Sussex Capital, Ltd., Designated Investment Series 5, 12/19(20)(21)(22)(23)	791	748,303

Sussex Capital, Ltd., Series 5 Preference Shares(20)(21)(22)(23)	6,000	5,599,707

Sussex Re, Ltd., Series 2020A(20)(21)(22)(23)	4,082	4,139,086

Versutus Re, Ltd., Series 2019(20)(21)(22)(23)	4,000	372,831

Total Reinsurance Side Cars (identified cost $34,618,316)		$33,680,286

U.S. Treasury Obligations — 3.3%
Security	Principal Amount	Value

U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(24)	$39,176,392	$40,191,171

Total U.S. Treasury Obligations (identified cost $39,592,721)		$40,191,171

Short-Term Investments — 29.8%

U.S. Treasury Obligations — 0.6%
Security	Principal Amount (000’s omitted)	Value

U.S. Treasury Bill, 0.00%, 5/21/20	$7,000	$6,999,660

Total U.S. Treasury Obligations (identified cost $6,999,527)		$6,999,660

Other — 29.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.47%(25)	354,279,688	$354,279,688

Total Other (identified cost $354,244,248)		$354,279,688

Total Short-Term Investments (identified cost $361,243,775)		$361,279,348

Total Purchased Options and Swaptions — 0.4% (identified cost $3,962,266)		$4,659,584

Total Investments – 109.6% (identified cost $1,480,671,296)		$1,328,129,502

Securities Sold Short — (0.5)%

Common Stocks — (0.5)%
Security	Shares	Value

Ashmore Group PLC	(1,119,000)	$(5,335,205)

Total Common Stocks		$(5,335,205)

Total Securities Sold Short (proceeds $7,195,403)		$(5,335,205)

Other Assets, Less Liabilities — (9.1)%		$(110,671,958)

Net Assets — 100.0%		$1,212,122,339

10	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at April 30, 2020.

(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

(4)	Variable rate security. The stated interest rate represents the rate in effect at April 30, 2020.

(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At April 30, 2020, the aggregate value of these securities is $299,752,414 or 24.7% of the Portfolio’s net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at April 30, 2020.

(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at April 30, 2020.

(8)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(9)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.

(10)	The stated interest rate represents the weighted average fixed interest rate at April 30, 2020 of all interest only securities comprising the certificate.

(11)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(12)	Amount is less than 0.05%.
(13)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2020, the aggregate value of these securities is $168,928,019 or 13.9% of the Portfolio’s net assets.

(14)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(15)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine’s GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(16)

Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(17)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(18)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(19)	Security converts to variable rate after the indicated fixed-rate coupon period.

(20)	Non-income producing security.

(21)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(22)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(23)	Restricted security (see Note 5).

(24)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(25)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2020.

Purchased Currency Options — 0.0%(12)

Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call EUR/Put USD	Standard Chartered Bank	USD	21,000,000	USD	1.13	5/4/20	$23

Total							$23

11	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Purchased Interest Rate Swaptions — 0.3%

Description	Counterparty	Notional Amount	Expiration Date	Value

Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	$10,000,000	12/13/27	$3,506,299

Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	10,000,000	12/13/27	306,455

Option to enter into interest rate swap expiring 3/5/51 to receive 3-month USD-LIBOR Rate and pay 1.70%	The Toronto-Dominion Bank	12,500,000	3/3/21	158,050

Total				$3,970,804

Purchased Call Options — 0.1%

Description	Counterparty	Notional Amount		Spread	Expiration Date	Value

2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	USD	450,000,000	0.45%	6/21/21	$688,757

Total						$688,757

Centrally Cleared Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

BRL	3,215,625	USD	623,558	5/5/20	$(32,222)

BRL	3,215,625	USD	592,523	5/5/20	(1,188)

USD	584,340	BRL	3,215,625	5/5/20	(6,995)

USD	592,523	BRL	3,215,625	5/5/20	1,188

CLP	9,005,738,924	USD	11,487,938	5/7/20	(700,388)

PEN	11,636,986	USD	3,269,367	5/7/20	177,651

PEN	5,818,493	USD	1,634,638	5/7/20	88,871

PEN	5,759,024	USD	1,617,885	5/7/20	88,009

USD	11,571,038	CLP	9,005,738,924	5/7/20	783,489

USD	11,668,487	PEN	39,305,300	5/7/20	25,774

USD	1,745,315	PEN	5,970,897	5/7/20	(23,338)

USD	3,392,510	PEN	11,735,710	5/7/20	(83,752)

EUR	2,972,000	USD	3,235,928	5/8/20	21,102

EUR	289,627	USD	314,660	5/8/20	2,744

PHP	154,715,114	USD	3,034,522	5/8/20	33,774

RUB	707,784,000	USD	9,614,018	5/8/20	(79,930)

USD	12,314,828	EUR	11,310,407	5/8/20	(80,307)

USD	9,326,078	RUB	707,784,000	5/8/20	(208,010)

USD	26,630,752	KRW	31,632,007,324	5/12/20	654,001

USD	2,347,273	MXN	57,000,000	5/12/20	(14,922)

AUD	3,000,000	USD	1,891,845	5/15/20	63,165

IDR	24,089,985,967	USD	1,392,485	5/18/20	212,217

USD	1,474,747	IDR	24,089,985,967	5/18/20	(129,955)

12	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

CAD	45,490,000	USD	34,382,417	5/20/20	$(1,701,175)

NZD	4,963,582	USD	2,955,773	5/20/20	88,769

USD	34,051,695	CAD	45,490,000	5/20/20	1,370,454

USD	9,500,311	NZD	15,953,718	5/20/20	(285,318)

USD	4,671,287	JPY	516,691,000	5/21/20	(144,289)

INR	468,520,000	USD	6,496,620	5/22/20	(285,710)

INR	618,880,000	USD	8,580,361	5/22/20	(376,212)

USD	18,417,777	EUR	16,917,608	5/22/20	(127,240)

USD	3,088,997	INR	238,330,000	5/22/20	(70,412)

USD	3,290,776	INR	253,992,000	5/22/20	(76,255)

USD	7,722,769	INR	595,078,000	5/22/20	(165,850)

JPY	3,287,395,097	USD	29,689,106	5/26/20	951,512

JPY	539,318,119	USD	4,964,876	5/26/20	61,912

JPY	2,045,220,000	USD	20,169,822	5/26/20	(1,107,069)

JPY	4,569,896,075	USD	44,821,974	5/26/20	(2,227,630)

USD	7,163,339	JPY	767,122,000	5/26/20	13,273

USD	15,174,017	JPY	1,680,178,228	5/26/20	(486,315)

USD	63,760,846	JPY	7,060,067,598	5/26/20	(2,043,484)

USD	11,343,198	ZAR	166,804,000	5/26/20	2,364,887

ZAR	213,365,000	USD	11,634,685	5/26/20	(150,204)

BRL	3,215,625	USD	583,058	6/2/20	6,849

USD	3,009,453	PHP	154,716,000	6/2/20	(51,883)

USD	4,232,335	NZD	7,140,000	6/8/20	(146,662)

USD	16,168,231	NZD	27,276,000	6/8/20	(560,273)

AUD	15,874,000	USD	10,523,306	6/9/20	(177,803)

TWD	353,705,000	USD	11,897,242	6/9/20	68,323

TWD	276,195,000	USD	9,290,111	6/9/20	53,351

USD	25,450,526	AUD	41,767,296	6/9/20	(1,770,319)

USD	21,176,668	TWD	629,900,000	6/9/20	(132,359)

JPY	531,883,000	USD	4,944,621	6/10/20	13,893

JPY	2,458,270,140	USD	23,323,910	6/10/20	(406,527)

AUD	17,231,024	USD	10,539,726	6/12/20	690,250

AUD	42,462,272	USD	27,801,408	6/12/20	(127,470)

NZD	10,443,000	USD	6,566,617	6/12/20	(162,031)

USD	4,804,674	AUD	7,906,000	6/12/20	(347,904)

USD	20,674,497	AUD	33,800,000	6/12/20	(1,353,979)

USD	9,379,893	NZD	14,917,000	6/12/20	231,448

GBP	5,000,000	USD	5,948,500	6/18/20	350,164

GBP	3,260,000	USD	3,825,675	6/18/20	281,054

GBP	4,427,508	USD	5,425,778	6/18/20	151,699

CAD	7,500,000	USD	5,179,022	6/22/20	209,690

CAD	3,650,000	USD	2,519,090	6/22/20	103,416

CAD	2,808,400	USD	2,002,904	6/22/20	14,917

NZD	4,415,503	USD	2,645,107	6/29/20	62,595

USD	29,855,454	NZD	49,838,000	6/29/20	(706,510)

13	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)

GBP	4,000,000	USD	4,858,760	6/30/20	$180,457

EUR	990,835	USD	1,092,842	7/6/20	(5,658)

EUR	965,810	USD	1,075,477	7/6/20	(15,753)

EUR	17,407,800	USD	19,137,613	7/6/20	(37,086)

EUR	9,297,976	USD	10,353,761	7/6/20	(151,654)

USD	25,451,457	EUR	23,551,117	7/6/20	(389,761)

USD	34,657,653	EUR	32,069,930	7/6/20	(530,744)

GBP	12,300,000	USD	15,256,846	7/9/20	239,336

NZD	706,000	USD	419,954	7/9/20	12,956

USD	9,949,805	NZD	16,727,000	7/9/20	(306,965)

USD	15,873,826	EUR	14,023,000	7/10/20	485,890

USD	5,631,429	EUR	4,974,827	7/10/20	172,375

USD	1,018,787	EUR	900,000	7/10/20	31,185

CHF	8,930,000	USD	9,258,971	7/15/20	11,390

CHF	8,940,000	USD	9,284,260	7/15/20	(3,518)

NOK	119,380,840	USD	11,626,437	7/16/20	30,873

EUR	6,508,000	USD	7,100,293	7/17/20	42,259

NZD	9,190,000	USD	5,577,411	7/17/20	57,443

USD	16,080,157	EUR	14,257,607	7/17/20	432,384

USD	7,339,918	EUR	6,508,000	7/17/20	197,365

USD	4,352,080	NZD	7,171,000	7/17/20	(44,823)

USD	12,349,051	KRW	15,210,325,545	7/29/20	(190,074)

USD	9,500,456	RUB	707,784,000	7/30/20	110,565

USD	2,199,208	ZAR	37,173,000	8/19/20	213,978

USD	539,048	ZAR	9,388,000	8/19/20	37,680

					$(6,731,349)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	24,073,197	HUF	8,741,700,000	BNP Paribas	5/4/20	$—	$(795,925)

HUF	1,058,700,000	EUR	2,979,735	BNP Paribas	5/4/20	25,985	—

HUF	7,683,000,000	EUR	21,850,293	BNP Paribas	5/4/20	—	(59,432)

EUR	7,986,852	HUF	2,816,803,000	BNP Paribas	5/5/20	—	(4,595)

EUR	7,017,409	HUF	2,477,777,000	BNP Paribas	5/5/20	—	(12,982)

EUR	5,604,275	PLN	25,435,000	BNP Paribas	5/5/20	10,754	—

EUR	13,215,364	PLN	60,000,000	Goldman Sachs International	5/5/20	20,038	—

EUR	225,070	RON	1,090,000	Goldman Sachs International	5/5/20	—	(200)

EUR	5,463,500	RON	26,457,000	JPMorgan Chase Bank, N.A.	5/5/20	—	(4,333)

EUR	2,012,431	USD	2,203,950	Bank of America, N.A.	5/5/20	1,372	—

EUR	63,791	USD	69,861	Bank of America, N.A.	5/5/20	44	—

EUR	1,209,781	USD	1,314,182	UBS AG	5/5/20	11,555	—

EUR	1,050,000	USD	1,140,613	UBS AG	5/5/20	10,029	—

14	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	562,759	USD	611,324	UBS AG	5/5/20	$5,375	$—

HUF	15,272,000	EUR	43,294	Citibank, N.A.	5/5/20	34	—

HUF	4,229,200,000	EUR	11,981,322	Standard Chartered Bank	5/5/20	18,170	—

HUF	1,050,108,000	EUR	2,972,862	UBS AG	5/5/20	6,806	—

PLN	5,281,000	EUR	1,165,067	Standard Chartered Bank	5/5/20	—	(3,840)

PLN	38,280,000	EUR	8,424,032	Standard Chartered Bank	5/5/20	—	(4,707)

PLN	41,874,000	EUR	9,230,548	UBS AG	5/5/20	—	(22,253)

RON	613,000	EUR	126,598	Citibank, N.A.	5/5/20	89	—

RON	26,934,000	EUR	5,562,581	Standard Chartered Bank	5/5/20	3,778	—

USD	1,149,926	EUR	1,050,000	Bank of America, N.A.	5/5/20	—	(716)

USD	1,324,913	EUR	1,209,781	Bank of America, N.A.	5/5/20	—	(825)

USD	69,296	EUR	63,791	UBS AG	5/5/20	—	(609)

USD	615,549	EUR	562,759	UBS AG	5/5/20	—	(1,151)

USD	2,186,100	EUR	2,012,431	UBS AG	5/5/20	—	(19,222)

USD	11,660,280	ZAR	213,365,000	Standard Chartered Bank	5/5/20	149,125	—

ZAR	575,000	USD	31,828	Bank of America, N.A.	5/5/20	—	(806)

ZAR	212,790,000	USD	11,762,985	Standard Chartered Bank	5/5/20	—	(282,853)

EUR	10,400,000	USD	11,736,286	Standard Chartered Bank	5/6/20	—	(339,257)

USD	11,736,826	EUR	10,400,000	Standard Chartered Bank	5/6/20	339,798	—

EUR	9,861,315	HUF	3,396,730,000	JPMorgan Chase Bank, N.A.	5/18/20	251,591	—

USD	11,041,849	THB	348,812,000	Standard Chartered Bank	5/18/20	260,863	—

USD	4,861,095	THB	153,562,000	Standard Chartered Bank	5/18/20	114,843	—

USD	1,258,507	THB	40,500,000	Standard Chartered Bank	5/18/20	6,744	—

USD	2,314,832	THB	75,672,452	Standard Chartered Bank	5/18/20	—	(24,032)

EUR	8,474,367	HUF	3,024,200,000	Credit Agricole Corporate and Investment Bank	5/26/20	—	(108,227)

EUR	5,180,710	NOK	59,254,000	BNP Paribas	5/26/20	—	(104,769)

TRY	50,100,000	USD	7,677,090	Standard Chartered Bank	5/29/20	—	(546,561)

USD	3,406,744	TRY	21,633,000	Standard Chartered Bank	5/29/20	327,807	—

USD	3,406,813	TRY	21,669,000	Standard Chartered Bank	5/29/20	322,752	—

USD	3,406,792	TRY	21,681,000	Standard Chartered Bank	5/29/20	321,024	—

USD	3,406,851	TRY	21,695,000	Standard Chartered Bank	5/29/20	319,090	—

USD	3,406,694	TRY	21,694,000	Standard Chartered Bank	5/29/20	319,075	—

USD	63,591	TRY	404,795	Standard Chartered Bank	5/29/20	5,978	—

EUR	2,012,431	USD	2,187,341	UBS AG	6/2/20	19,157	—

EUR	63,791	USD	69,335	UBS AG	6/2/20	607	—

USD	611,671	EUR	562,759	UBS AG	6/2/20	—	(5,357)

USD	1,141,261	EUR	1,050,000	UBS AG	6/2/20	—	(9,995)

USD	1,314,929	EUR	1,209,781	UBS AG	6/2/20	—	(11,517)

USD	3,148,861	THB	98,827,000	Standard Chartered Bank	6/8/20	94,403	—

USD	1,548,698	MYR	6,750,000	State Street Bank and Trust Company	6/16/20	—	(14,129)

EUR	19,495,677	PLN	86,592,000	BNP Paribas	6/17/20	517,154	—

EUR	18,928,668	PLN	84,384,000	Goldman Sachs International	6/17/20	427,311	—

PLN	146,000,000	EUR	32,065,361	BNP Paribas	6/17/20	11,698	—

PLN	25,435,000	EUR	5,597,645	BNP Paribas	6/17/20	—	(10,536)

EUR	8,591,122	HUF	2,951,480,000	Citibank, N.A.	6/18/20	253,004	—

15	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

EUR	510,344	HUF	175,890,000	Citibank, N.A.	6/18/20	$13,285	$—

EUR	222,050	RON	1,090,000	Goldman Sachs International	6/18/20	—	(1,824)

EUR	5,384,553	RON	26,457,000	JPMorgan Chase Bank, N.A.	6/18/20	—	(49,936)

GBP	3,500,000	USD	4,164,125	Citibank, N.A.	6/18/20	244,940	—

RON	1,090,000	EUR	223,679	Goldman Sachs International	6/18/20	38	—

RON	26,457,000	EUR	5,428,190	JPMorgan Chase Bank, N.A.	6/18/20	2,074	—

GBP	8,867,000	USD	10,371,021	Citibank, N.A.	6/23/20	799,294	—

USD	2,412,438	THB	78,429,000	Standard Chartered Bank	6/24/20	—	(11,638)

EUR	8,744,055	PLN	40,450,000	Goldman Sachs International	6/25/20	—	(154,921)

EUR	975,541	PLN	4,504,000	Citibank, N.A.	6/26/20	—	(15,128)

EUR	7,769,924	PLN	35,946,000	Citibank, N.A.	6/26/20	—	(138,040)

USD	1,749,744	THB	58,032,000	Standard Chartered Bank	7/1/20	—	(43,924)

EUR	7,764,795	PLN	35,753,000	Goldman Sachs International	7/3/20	—	(95,872)

EUR	8,069,226	PLN	37,137,000	JPMorgan Chase Bank, N.A.	7/3/20	—	(95,353)

PLN	60,000,000	EUR	13,196,782	Goldman Sachs International	7/3/20	—	(21,296)

USD	1,809,608	CNH	12,875,000	Citibank, N.A.	7/8/20	—	(6,734)

USD	2,534,591	CNH	18,025,000	Citibank, N.A.	7/8/20	—	(8,287)

USD	5,177,236	CNH	36,835,000	Citibank, N.A.	7/8/20	—	(19,265)

USD	7,252,939	CNH	51,580,000	Citibank, N.A.	7/8/20	—	(23,715)

USD	2,255,321	CNH	16,040,000	Standard Chartered Bank	7/8/20	—	(7,524)

USD	6,451,708	CNH	45,885,000	Standard Chartered Bank	7/8/20	—	(21,523)

USD	6,926,465	THB	227,778,637	Standard Chartered Bank	7/10/20	—	(113,875)

USD	611,329	ZAR	9,388,000	Standard Chartered Bank	7/20/20	108,595	—

ZAR	9,388,000	USD	541,411	Standard Chartered Bank	7/20/20	—	(38,678)

SEK	171,333,799	USD	16,806,129	Goldman Sachs International	7/24/20	769,654	—

USD	11,173,197	SEK	113,333,000	Goldman Sachs International	7/24/20	—	(452,742)

EUR	2,969,872	HUF	1,058,700,000	BNP Paribas	8/4/20	—	(26,556)

HUF	2,477,777,000	EUR	6,996,801	BNP Paribas	8/4/20	11,510	—

HUF	2,816,803,000	EUR	7,963,144	BNP Paribas	8/4/20	3,209	—

USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(238,264)

USD	6,926,924	TRY	48,333,000	Standard Chartered Bank	2/26/21	636,674	—

USD	5,541,456	TRY	38,572,000	Standard Chartered Bank	2/26/21	521,541	—

USD	5,541,536	TRY	38,582,000	Standard Chartered Bank	2/26/21	520,320	—

USD	3,463,474	TRY	24,222,000	Standard Chartered Bank	2/26/21	311,126	—

USD	13,194	TRY	92,000	Standard Chartered Bank	2/26/21	1,221	—

USD	5,044,942	BHD	1,911,024	Standard Chartered Bank	3/11/21	—	(12,024)

USD	4,204,022	SAR	15,887,000	Standard Chartered Bank	3/11/21	—	(12,311)

USD	6,744,071	BHD	2,554,000	Standard Chartered Bank	3/16/21	—	(14,081)

USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	294,472	—

USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	344,006	—

USD	8,234,546	OMR	3,237,000	BNP Paribas	7/6/21	290,013	—

USD	5,188,295	OMR	2,039,000	BNP Paribas	7/12/21	187,682	—

USD	961,832	OMR	378,000	BNP Paribas	7/19/21	35,589	—

USD	4,209,726	BHD	1,605,000	Bank of America, N.A.	3/14/22	—	(2,289)

USD	8,407,724	SAR	32,004,000	Standard Chartered Bank	3/14/22	—	(31,979)

USD	20,243,572	SAR	77,035,000	Standard Chartered Bank	3/14/22	—	(71,154)

16	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

USD	8,429,122	BHD	3,217,000	Standard Chartered Bank	3/16/22	$—	$(12,854)

USD	4,215,852	BHD	1,625,000	Standard Chartered Bank	3/16/22	—	(48,435)

USD	4,112,475	BHD	1,585,976	Standard Chartered Bank	3/16/22	—	(49,406)

USD	8,651,101	SAR	32,792,000	BNP Paribas	3/24/22	5,128	—

USD	12,976,517	SAR	49,181,000	HSBC Bank USA, N.A.	3/24/22	9,402	—

USD	15,526,212	SAR	58,790,000	Standard Chartered Bank	3/28/22	26,674	—

						$9,312,500	$(4,228,457)

Forward Volatility Agreements

Reference Entity	Counterparty	Settlement Date(1)	Notional Amount (000’s omitted)	Value/Unrealized Appreciation (Depreciation)

Straddle swaption on floating rate (3-month USD-LIBOR) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$2,376,901

				$2,376,901

(1)

At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts

Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)

Interest Rate Futures

U.S. 5-Year Treasury Note	52	Long	6/30/20	$6,525,188	$196,218

U.S. Long Treasury Bond	351	Long	6/19/20	63,541,969	3,022,085

U.S. Ultra 10-Year Treasury Note	206	Long	6/19/20	32,348,437	399,385

Euro-Buxl	(43)	Short	6/8/20	(10,329,040)	374,520

					$3,992,208

Centrally Cleared Inflation Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(762,474)

EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(781,708)

17	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Inflation Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	$(779,885)

EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(3,281,310)

EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	1,507,226

EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	1,517,959

EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	1,519,521

EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	6,570,268

USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.89% (pays upon termination)	7/16/24	(1,927,539)

USD	58,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.58% (pays upon termination)	9/6/24	(2,075,514)

USD	16,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.84% (pays upon termination)	3/24/30	791,107

USD	14,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.28% (pays upon termination)	4/20/30	51,319

USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	3,079,873

USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	(4,938,221)

USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(482,869)

USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(494,490)

USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(3,158,756)

							$(3,645,493)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

HICP	–	Harmonised Indices of Consumer Prices

18	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$(1,605,543)

								$(1,605,543)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted

Centrally Cleared Interest Rate Swaps

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

BRL	36,099	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.14% (pays upon termination)	1/2/25	$(24,974)	$—	$(24,974)

BRL	36,000	Receives	Brazil CETIP Interbank Deposit Rate (pays upon termination)	7.99% (pays upon termination)	1/2/25	(565,897)	—	(565,897)

CLP	8,546,800	Pays	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.28% (pays semi-annually)	3/2/25	345,237	—	345,237

CLP	8,726,200	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	2.36% (pays semi-annually)	3/16/25	(391,511)	—	(391,511)

CNY	203,200	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	1,624,310	—	1,624,310

CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	406,775	—	406,775

CNY	81,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	652,117	—	652,117

CNY	276,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.02% (pays quarterly)	5/15/24	2,077,708	—	2,077,708

CNY	21,530	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	146,216	—	146,216

CNY	16,148	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	109,949	—	109,949

CNY	16,147	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	110,130	—	110,130

CNY	32,296	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	220,274	—	220,274

CNY	32,834	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	224,423	—	224,423

CNY	10,765	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	71,422	—	71,422

19	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

CNY	199,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	$1,400,997	$—	$1,400,997

CNY	155,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	1,092,767	—	1,092,767

CNY	126,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	894,117	—	894,117

CNY	66,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	471,088	—	471,088

CNY	21,040	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	182,191	—	182,191

CZK	311,500	Pays	6-month CZK PRIBOR (pays semi-annually)	1.74% (pays annually)	2/28/25	579,021	—	579,021

CZK	316,000	Receives	6-month CZK PRIBOR (pays semi-annually)	1.40% (pays annually)	3/16/25	(375,153)	—	(375,153)

GBP	26,000	Receives	6-month GBP LIBOR (pays semi-annually)	1.00% (pays semi-annually)	1/9/30	(1,618,504)	—	(1,618,504)

HUF	2,715,000	Pays	6-month HUF BUBOR (pays semi-annually)	1.22% (pays annually)	3/3/25	23,757	—	23,757

HUF	2,724,000	Receives	6-month HUF BUBOR (pays semi-annually)	1.25% (pays annually)	3/16/25	(34,628)	—	(34,628)

MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	5,093,467	—	5,093,467

MXN	298,383	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.76% (pays monthly)	3/7/24	(672,016)	—	(672,016)

MXN	82,926	Receives	Mexico Interbank TIIE 28 Day (pays monthly)	6.79% (pays monthly)	3/7/24	(190,481)	—	(190,481)

NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(8,544,644)	—	(8,544,644)

NZD	5,220	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(503,784)	—	(503,784)

NZD	6,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(629,954)	—	(629,954)

PLN	54,300	Pays	6-month PLN WIBOR (pays semi-annually)	1.64% (pays annually)	2/27/25	639,289	—	639,289

PLN	55,100	Receives	6-month PLN WIBOR (pays semi-annually)	1.35% (pays annually)	3/16/25	(463,442)	—	(463,442)

SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	823,148	—	823,148

SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	435,468	—	435,468

SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	452,199	—	452,199

SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	678,299	—	678,299

20	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	$1,021,391	$—	$1,021,391

SGD	2,885	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	71,880	—	71,880

SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	82,385	—	82,385

SGD	5,640	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.06% (pays semi-annually)	3/31/25	70,896	—	70,896

SGD	16,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.07% (pays semi-annually)	3/31/25	214,905	—	214,905

SGD	3,300	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.08% (pays semi-annually)	3/31/25	43,788	—	43,788

THB	573,800	Pays	6-month THB Fixing Rate (pays semi-annually)	0.98% (pays semi-annually)	2/5/25	73,072	—	73,072

THB	575,000	Receives	6-month THB Fixing Rate (pays semi-annually)	1.03% (pays semi-annually)	3/17/25	(152,070)	—	(152,070)

USD	342,000	Pays	3-month USD-LIBOR (pays quarterly)	2.57% (pays semi-annually)	3/14/21	7,198,247	—	7,198,247

USD	40,459	Pays	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	7/16/24	2,654,591	—	2,654,591

USD	64,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	9/6/24	2,436,000	—	2,436,000

USD	34,731	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	5,517,845	—	5,517,845

USD	14,500	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	2/6/30	(1,442,770)	—	(1,442,770)

USD	14,500	Pays	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	2/6/30	1,449,135	—	1,449,135

USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(4,809,896)	(102,712)	(4,912,608)

USD	10,766	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(4,840,794)	—	(4,840,794)

USD	4,600	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/16/49	(970,618)	—	(970,618)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.58% (pays semi-annually)	3/11/50	(172,536)	—	(172,536)

USD	2,450	Pays	3-month USD-LIBOR (pays quarterly)	0.62% (pays semi-annually)	3/11/50	(144,672)	—	(144,672)

USD	1,800	Receives	3-month USD-LIBOR (pays quarterly)	0.86% (pays semi-annually)	3/19/50	(9,813)	—	(9,813)

USD	6,770	Pays	3-month USD-LIBOR (pays quarterly)	0.97% (pays semi-annually)	3/20/50	218,242	—	218,242

21	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Interest Rate Swaps (continued)

Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

USD	3,000	Receives	3-month USD-LIBOR (pays quarterly)	1.24% (pays semi-annually)	3/5/51	$(307,901)	$—	$(307,901)

USD	3,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	3/5/51	321,831	—	321,831

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	(1,457,101)	—	(1,457,101)

USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	(1,635,411)	—	(1,635,411)

ZAR	187,230	Pays	3-month ZAR JIBAR (pays quarterly)	6.76% (pays quarterly)	1/24/25	420,739	—	420,739

ZAR	177,300	Receives	3-month ZAR JIBAR (pays quarterly)	7.07% (pays quarterly)	3/12/25	(490,076)	—	(490,076)

Total						$10,100,670	$(102,712)	$9,997,958

Interest Rate Swaps

Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)

BNP Paribas	MYR	89,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	$852,282

Citibank, N.A.	MYR	56,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	537,329

Goldman Sachs International	RUB	1,539,500	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.51% (pays annually)	4/16/25	570,048

JPMorgan Chase Bank, N.A.	MYR	40,570	Pays	3-month MYR KLIBOR (pays quarterly)	2.45% (pays quarterly)	3/4/25	99,806

Standard Chartered Bank	MYR	72,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	688,229

Total							$2,747,694

Centrally Cleared Credit Default Swaps — Buy Protection

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Brazil	$210	1.00% (pays quarterly)(1)	6/20/25	$19,876	$(22,647)	$(2,771)

Malaysia	58,823	1.00% (pays quarterly)(1)	6/20/25	154,294	(413,494)	(259,200)

Mexico	1,830	1.00% (pays quarterly)(1)	6/20/25	134,922	(164,262)	(29,340)

22	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Centrally Cleared Credit Default Swaps — Buy Protection (continued)

Reference Entity	Notional Amount (000’s omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)

Turkey	$49,617	1.00% (pays quarterly)(1)	6/20/25	$10,103,678	$(10,356,424)	$(252,746)

Total				$10,412,770	$(10,956,827)	$(544,057)

*	The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Volatility Swaps
Counterparty	Reference Entity	Notional Amount (000’s omitted)	Portfolio Pays/Receives Volatility*	Volatility Strike	Maturity Date	Value/Unrealized Appreciation (Depreciation)

Citibank, N.A.	iShares MSCI Emerging Markets Index	$170	Receives	23.00%	9/18/20	$4,118,705

Citibank, N.A.	S&P 500 Index	170	Pays	21.50	9/18/20	(4,217,089)

						$(98,384)

*

Portfolio will pay or receive the volatility of the reference entity depending on whether the realized volatility of the reference entity exceeds or is less than the strike. For contracts where the Portfolio has elected to receive the volatility of the reference entity, it will receive a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will make a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike. For contracts where the Portfolio has elected to pay the volatility of the reference entity, it will make a net payment of the difference between the realized volatility and the strike multiplied by the notional amount if the realized volatility exceeds the strike; the Portfolio will receive a net payment of the absolute value of the difference of the realized volatility and the strike multiplied by the notional amount if the realized volatility is less than the strike.

Abbreviations:

BADLAR	–	Buenos Aires Deposits of Large Amount Rate

COF	–	Cost of Funds 11th District

EURIBOR	–	Euro Interbank Offered Rate

GDP	–	Gross Domestic Product

LIBOR	–	London Interbank Offered Rate

23	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:

AUD	–	Australian Dollar

BHD	–	Bahraini Dinar

BRL	–	Brazilian Real

CAD	–	Canadian Dollar

CHF	–	Swiss Franc

CLP	–	Chilean Peso

CNH	–	Yuan Renminbi Offshore

CNY	–	Yuan Renminbi

CZK	–	Czech Koruna

EUR	–	Euro

GBP	–	British Pound Sterling

HUF	–	Hungarian Forint

IDR	–	Indonesian Rupiah

INR	–	Indian Rupee

ISK	–	Icelandic Krona

JPY	–	Japanese Yen

KRW	–	South Korean Won

MXN	–	Mexican Peso

MYR	–	Malaysian Ringgit

NOK	–	Norwegian Krone

NZD	–	New Zealand Dollar

OMR	–	Omani Rial

PEN	–	Peruvian Sol

PHP	–	Philippine Peso

PLN	–	Polish Zloty

RON	–	Romanian Leu

RSD	–	Serbian Dinar

RUB	–	Russian Ruble

SAR	–	Saudi Riyal

SEK	–	Swedish Krona

SGD	–	Singapore Dollar

THB	–	Thai Baht

TRY	–	New Turkish Lira

TWD	–	New Taiwan Dollar

UAH	–	Ukrainian Hryvnia

USD	–	United States Dollar

ZAR	–	South African Rand

24	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Statement of Assets and Liabilities (Unaudited)

Assets	April 30, 2020

Unaffiliated investments, at value (identified cost, $1,126,427,048)	$973,849,814

Affiliated investment, at value (identified cost, $354,244,248)	354,279,688

Deposits for derivatives collateral —

Futures contracts	3,507,572

Centrally cleared derivatives	32,495,033

OTC derivatives	6,419,000

Foreign currency, at value (identified cost, $7,001,695)	6,699,520

Interest and dividends receivable	11,135,990

Dividends receivable from affiliated investment	74,738

Receivable for investments sold	8,497,405

Receivable for variation margin on open centrally cleared derivatives	178,684

Receivable for open forward foreign currency exchange contracts	9,312,500

Receivable for open forward volatility agreements	2,376,901

Receivable for open swap contracts	6,866,399

Receivable for closed swap contracts	184,538

Prepaid expenses	746

Total assets	$1,415,878,528

Liabilities

Cash collateral due to brokers	$6,419,000

Payable for investments purchased	9,219,706

Payable for securities sold short, at value (proceeds, $7,195,403)	5,335,205

Payable for variation margin on open futures contracts	229,616

Payable for open forward foreign currency exchange contracts	4,228,457

Payable for open swap contracts	5,822,632

Due to custodian	170,951,550

Payable to affiliates:

Investment adviser fee	597,889

Trustees’ fees	5,799

Accrued foreign capital gains taxes	4,194

Accrued expenses	942,141

Total liabilities	$203,756,189

Net Assets applicable to investors’ interest in Portfolio	$1,212,122,339

25	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Statement of Operations (Unaudited)

Investment Income	Six Months Ended April 30, 2020

Interest (net of foreign taxes, $552,468)	$28,192,224

Dividends	1,732,039

Dividends from affiliated investment	764,339

Total investment income	$30,688,602

Expenses

Investment adviser fee	$4,011,090

Trustees’ fees and expenses	34,001

Custodian fee	422,761

Legal and accounting services	106,864

Dividend expense on securities sold short	69,408

Miscellaneous	13,628

Total expenses	$4,657,752

Net investment income	$26,030,850

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions (net of foreign capital gains taxes of $607,921)	$(6,459,868)

Investment transactions — affiliated investment	(135,002)

Written options	158,824

Futures contracts	3,810,337

Swap contracts	22,985,650

Foreign currency transactions	(2,138,675)

Forward foreign currency exchange contracts	9,038,990

Net realized gain	$27,260,256

Change in unrealized appreciation (depreciation) —

Investments (including net decrease in accrued foreign capital gains taxes of $289,504)	$(90,701,438)

Investments — affiliated investment	25,135

Written options	(141,324)

Securities sold short	1,860,198

Futures contracts	2,811,025

Swap contracts	6,102,042

Forward volatility agreements	2,289,784

Foreign currency	231,777

Forward foreign currency exchange contracts	1,058,621

Net change in unrealized appreciation (depreciation)	$(76,464,180)

Net realized and unrealized loss	$(49,203,924)

Net decrease in net assets from operations	$(23,173,074)

26	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2020 (Unaudited)	Year Ended October 31, 2019

From operations —

Net investment income	$26,030,850	$64,381,880

Net realized gain (loss)	27,260,256	(15,129,368)

Net change in unrealized appreciation (depreciation)	(76,464,180)	(3,111,881)

Net increase (decrease) in net assets from operations	$(23,173,074)	$46,140,631

Capital transactions —

Contributions	$77,159,684	$176,442,491

Withdrawals	(208,935,971)	(345,993,255)

Net decrease in net assets from capital transactions	$(131,776,287)	$(169,550,764)

Net decrease in net assets	$(154,949,361)	$(123,410,133)

Net Assets

At beginning of period	$1,367,071,700	$1,490,481,833

At end of period	$1,212,122,339	$1,367,071,700

27	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Consolidated Financial Highlights

	Six Months Ended April 30, 2020 (Unaudited)		Year Ended October 31,
Ratios/Supplemental Data			2019	2018	2017	2016	2015

Ratios (as a percentage of average daily net assets):

Expenses(1)	0.69	%(2)(3)	0.69%	0.69%	0.68%	0.66%	0.66%

Net investment income	3.88	%(2)	4.61%	4.47%	3.84%	3.75%	3.63%

Portfolio Turnover	40	%(4)	39%	57%	44%	30%	32%

Total Return	(1.59	)%(4)	3.21%	2.74%	6.70%	0.04%	(0.41)%

Net assets, end of period (000’s omitted)	$1,212,122		$1,367,072	$1,490,482	$1,633,327	$1,479,688	$1,859,065

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Annualized.

(3)	Includes dividend expense on securities sold short of 0.01% of average daily net assets for the six months ended April 30, 2020.

(4)	Not annualized.

28	See Notes to Consolidated Financial Statements.

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited)

1  Significant Accounting Policies

Global Opportunities Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2020, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 93.6% and 6.4%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at April 30, 2020 were $1,941,492 or 0.2% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and ask prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average ask prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. In the case of volatility swaps, the pricing service valuations are based on the value of the underlying index or instrument, reference interest rate and volatility surface, as applicable. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

29

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. Distributions from investment companies are recorded as dividend income, capital gains or return of capital based on the nature of the distribution.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. If one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of April 30, 2020, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

H  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as

30

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index or commodity, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

I  Forward Foreign Currency Exchange Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. While forward foreign currency exchange contracts are privately negotiated agreements between the Portfolio and a counterparty, certain contracts may be “centrally cleared”, whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared contracts, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared contracts, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. Risks may arise upon entering forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. In the case of centrally cleared contracts, counterparty risk is minimal due to protections provided by the CCP.

J  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the exercise price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the exercise price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

K  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the exercise price of the option (in the case of a put) or equal to any appreciation in the value of the index over the exercise price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared. Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made, including amortization of upfront payments/receipts, are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. The accounting policy for payments received or made and changes in the underlying value of the inflation swap are the same as for interest rate swaps as described above. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from the unanticipated movements in value of interest rates or the index.

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Notes to Consolidated Financial Statements (Unaudited) — continued

N  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

O  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments and receipts, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments or receipts for non-centrally cleared swaps are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments or receipts, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 6 and 10. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

P  Total Return Swaps — In a total return swap, the buyer receives a periodic return equal to the total return of a specified security, securities or index for a specified period of time. In return, the buyer pays the counterparty a fixed or variable stream of payments, typically based upon short-term interest rates, possibly plus or minus an agreed upon spread. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses. Periodic payments received or made are recorded as realized gains or losses. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of exchange rates, interest rates, securities, or the index.

Q  Volatility Swaps — Volatility swaps involve the exchange of cash flows between two parties based on the measured volatility of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike payment for the “floating rate” or realized price volatility on the underlying asset with respect to the notional amount. At inception, the strike is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price volatility of the underlying asset and the strike multiplied by the notional amount. Changes in the value of the swap are recorded as unrealized gains and losses. Gains or losses are realized upon the termination of the contract. Volatility swaps permit the parties to attempt to hedge volatility risk and/or take positions on the projected future volatility of an underlying asset. Risk of loss is dependent on the volatility of the underlying instrument.

R  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

S  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of a swaption straddle (i.e., a receiver swaption and a payer swaption with the same expiration date) on an underlying floating-rate versus a fixed rate reference entity.

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Notes to Consolidated Financial Statements (Unaudited) — continued

The fixed rate shall equal the prevailing at-the-money forward rate of the benchmark swap at determination date. Changes in the value of the agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying reference entity.

T  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

U  Stripped Mortgage-Backed Securities — The Portfolio may invest in Interest Only (IO) and Principal Only (PO) securities, forms of stripped mortgage-backed securities, whereby the IO security receives all the interest and the PO security receives all the principal on a pool of mortgage assets. The yield to maturity on an IO security is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on the yield to maturity from these securities. If the underlying mortgages experience greater than anticipated prepayments of principal, the Portfolio may fail to recoup its initial investment in an IO security. The market value of IO and PO securities can be unusually volatile due to changes in interest rates.

V  Interim Consolidated Financial Statements — The interim consolidated financial statements relating to April 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Portfolio’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the consolidated financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion and at reduced rates on daily net assets of $2 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the six months ended April 30, 2020, the Portfolio’s investment adviser fee amounted to $4,011,090 or 0.598% (annualized) of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns, principal repayments on Senior Loans and securities sold short, for the six months ended April 30, 2020 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$272,308,043	$364,603,916

U.S. Government and Agency Securities	173,819,773	195,075,641

	$446,127,816	$559,679,557

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Notes to Consolidated Financial Statements (Unaudited) — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at April 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,524,934,375

Gross unrealized appreciation	$39,497,987

Gross unrealized depreciation	(222,787,390)

Net unrealized depreciation	$(183,289,403)

5  Restricted Securities

At April 30, 2020, the Portfolio owned the following securities (representing 1.8% of net assets) which were restricted as to resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Value

Reinsurance Side Cars

Altair V Reinsurance	12/22/16	1,932	$1,931,845	$19,318

Altair VI Reinsurance	12/29/17	1,000	2,670,333	212,500

Blue Lotus Re, Ltd.	12/20/17	242	—	374,999

Mt. Logan Re, Ltd., Series 13, Preference Shares	1/2/18	10,000	7,231,214	7,784,433

Mt. Logan Re, Ltd., Special Investment Series 13, 12/18	1/22/19	2,000	1,446,242	797,402

Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	1,829,390

Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	184,296

Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	748,303

Sussex Capital, Ltd., Series 5 Preference Shares	12/17/18	6,000	5,113,897	5,599,707

Sussex Re, Ltd., Series 2020A	1/21/20	4,082	3,728,940	4,139,086

Versutus Re, Ltd.	12/17/18	4,000	271,060	372,831

Total Restricted Securities			$24,602,178	$22,062,265

6  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, swaptions, forward foreign currency exchange contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2020 is included in the Consolidated Portfolio of Investments. At April 30, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the six months ended April 30, 2020, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

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Global Opportunities Portfolio

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Notes to Consolidated Financial Statements (Unaudited) — continued

Equity Price Risk: During the six months ended April 30, 2020, the Portfolio entered into equity index options, total return swaps and volatility swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, total return swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At April 30, 2020, the fair value of derivatives with credit-related contingent features in a net liability position was $10,051,089. At April 30, 2020, there were no assets pledged by the Portfolio for such liability.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at April 30, 2020 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2020. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2020 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit		Equity Price	Foreign Exchange		Interest Rate		Total

Unaffiliated investments, at value	$—		$—	$23		$4,659,561		$4,659,584

Not applicable	10,412,770	*	—	11,496,577	*	59,578,797	*	81,488,144

Receivable for open forward foreign currency exchange contracts	—		—	9,312,500		—		9,312,500

Receivable for open swap contracts	—		4,118,705	—		2,747,694		6,866,399

Receivable for open forward volatility agreements	—		—	—		2,376,901		2,376,901

Total Asset Derivatives	$10,412,770		$4,118,705	$20,809,100		$69,362,953		$104,703,528

Derivatives not subject to master netting or similar agreements	$10,412,770		$—	$11,496,577		$59,578,797		$81,488,144

Total Asset Derivatives subject to master netting or similar agreements	$—		$4,118,705	$9,312,523		$9,784,156		$23,215,384

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Notes to Consolidated Financial Statements (Unaudited) — continued

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Not applicable	$—	$—	$(18,227,926)*	$(49,131,412)*	$(67,359,338)

Payable for open forward foreign currency exchange contracts	—	—	(4,228,457)	—	(4,228,457)

Payable for open swap contracts	—	(4,217,089)	—	(1,605,543)	(5,822,632)

Total Liability Derivatives	$—	$(4,217,089)	$(22,456,383)	$(50,736,955)	$(77,410,427)

Derivatives not subject to master netting or similar agreements	$—	$—	$(18,227,926)	$(49,131,412)	$(67,359,338)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(4,217,089)	$(4,228,457)	$(1,605,543)	$(10,051,089)

*

Only the current day’s variation margin on open futures contracts and centrally cleared derivatives is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared derivatives, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of April 30, 2020.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Bank of America, N.A.	$2,378,317	$(1,610,179)	$(768,138)	$—	$—	$—

BNP Paribas	2,245,476	(1,253,059)	—	(992,417)	—	1,160,000

Citibank, N.A.	5,966,680	(4,428,258)	—	(1,330,000)	208,422	1,330,000

Goldman Sachs International	1,787,089	(726,855)	—	(1,040,000)	20,234	1,040,000

HSBC Bank USA, N.A.	9,402	—	—	—	9,402	—

JPMorgan Chase Bank, N.A.	353,471	(149,622)	—	(203,849)	—	290,000

Morgan Stanley & Co. International PLC	4,501,511	—	—	(2,289,000)	2,212,511	2,289,000

Standard Chartered Bank	5,761,859	(1,690,656)	—	—	4,071,203	—

The Toronto-Dominion Bank	158,050	—	—	(158,050)	—	310,000

UBS AG	53,529	(53,529)	—	—	—	—

	$23,215,384	$(9,912,158)	$(768,138)	$(6,013,316)	$6,521,772	$6,419,000

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Notes to Consolidated Financial Statements (Unaudited) — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Bank of America, N.A.	$(1,610,179)	$1,610,179	$—	$—	$—	$—

BNP Paribas	(1,253,059)	1,253,059	—	—	—	—

Citibank, N.A.	(4,428,258)	4,428,258	—	—	—	—

Credit Agricole Corporate and Investment Bank	(108,227)	—	—	—	(108,227)	—

Goldman Sachs International	(726,855)	726,855	—	—	—	—

JPMorgan Chase Bank, N.A.	(149,622)	149,622	—	—	—	—

Standard Chartered Bank	(1,690,656)	1,690,656	—	—	—	—

State Street Bank and Trust Company	(14,129)	—	—	—	(14,129)	—

UBS AG	(70,104)	53,529	—	—	(16,575)	—

	$(10,051,089)	$9,912,158	$—	$—	$(138,931)	$—

Total — Deposits for derivatives collateral — OTC derivatives						$6,419,000

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the six months ended April 30, 2020 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Net realized gain (loss) —

Investment transactions	$—	$—	$(9,455)	$(761,176)	$3,230,100	$2,459,469

Written options	—	—	—	158,824	—	158,824

Futures contracts	(591,577)	—	—	—	4,401,914	3,810,337

Swap contracts	—	18,175,629	—	—	4,810,021	22,985,650

Forward foreign currency exchange contracts	—	—	—	9,038,990	—	9,038,990

Total	$(591,577)	$18,175,629	$(9,455)	$8,436,638	$12,442,035	$38,453,270

Change in unrealized appreciation (depreciation) —

Investments	$—	$—	$530,658	$395,558	$(21,044)	$905,172

Written options	—	—	—	(141,324)	—	(141,324)

Futures contracts	(707,800)	—	—	—	3,518,825	2,811,025

Swap contracts	—	(161,717)	(98,384)	—	6,362,143	6,102,042

Forward volatility agreements	—	—	—	—	2,289,784	2,289,784

Forward foreign currency exchange contracts	—	—	—	1,058,621	—	1,058,621

Total	$(707,800)	$(161,717)	$432,274	$1,312,855	$12,149,708	$13,025,320

37

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements

$57,937,000	$57,839,000	$1,375,654,000	$35,000,000

Purchased Swaptions	Purchased Call Options	Swap Contracts

$88,429,000	$450,000,000	$2,239,475,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and average number of purchased options contracts and written options contracts outstanding during the six months ended April 30, 2020, which are indicative of the volume of these derivative types, were approximately $18,000,000, 4,433 contracts and 1,600 contracts, respectively.

7  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in an $800 million unsecured line of credit agreement with a group of banks, which is in effect through October 27, 2020. In connection with the renewal of the agreement on October 29, 2019, funds managed by Calvert Research and Management, an affiliate of EVM, were added as participating funds to the agreement and the borrowing limit was increased from $625 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2020.

8  Overdraft Advances

Pursuant to the custodian agreement, State Street Bank and Trust Company (SSBT) may, in its discretion, advance funds to the Portfolio to make properly authorized payments. When such payments result in an overdraft, the Portfolio is obligated to repay SSBT at the current rate of interest charged by SSBT for secured loans (currently, the Federal Funds rate plus 2%). This obligation is payable on demand to SSBT. SSBT has a lien on the Portfolio’s assets to the extent of any overdraft. At April 30, 2020, the Portfolio had a payment due to SSBT pursuant to the foregoing arrangement of $170,951,550. Based on the short-term nature of these payments and the variable interest rate, the carrying value of the overdraft advances approximated its fair value at April 30, 2020. If measured at fair value, overdraft advances would have been considered as Level 2 in the fair value hierarchy (see Note 10) at April 30, 2020. The Portfolio’s average overdraft advances during the six months ended April 30, 2020 were not significant.

9  Investments in Affiliated Funds

At April 30, 2020, the value of the Portfolio’s investment in affiliated funds was $354,279,688, which represents 29.2% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the six months ended April 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$132,568,586	$777,939,097	$(556,118,128)	$(135,002)	$25,135	$354,279,688	$764,339	354,279,688

38

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2020, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total

Collateralized Mortgage Obligations	$—	$314,341,081	$—	$314,341,081

Mortgage Pass-Throughs	—	5,281,929	—	5,281,929

Commercial Mortgage-Backed Securities	—	16,787,634	—	16,787,634

Asset-Backed Securities	—	148,776,742	—	148,776,742

U.S. Government Guaranteed Small Business Administration Loans	—	43,971,326	—	43,971,326

Sovereign Loans	—	824,639	—	824,639

Foreign Government Bonds	—	232,637,775	—	232,637,775

Foreign Corporate Bonds	—	59,265,519	—	59,265,519

Corporate Bonds & Notes	—	335,000	—	335,000

Common Stocks	—	2,897,837 *	—	2,897,837

Closed-End Funds	14,286,936	—	—	14,286,936

Exchange-Traded Funds	48,912,695	—	—	48,912,695

Reinsurance Side Cars	—	—	33,680,286	33,680,286

U.S. Treasury Obligations	—	40,191,171	—	40,191,171

Short-Term Investments —

U.S. Treasury Obligations	—	6,999,660	—	6,999,660

Other	—	354,279,688	—	354,279,688

Purchased Currency Options	—	23	—	23

Purchased Interest Rate Swaptions	—	3,970,804	—	3,970,804

Purchased Call Options	—	688,757	—	688,757

Total Investments	$63,199,631	$1,231,249,585	$33,680,286	$1,328,129,502

Forward Foreign Currency Exchange Contracts	$—	$20,809,077	$—	$20,809,077

Forward Volatility Agreements	—	2,376,901	—	2,376,901

Futures Contracts	3,992,208	—	—	3,992,208

Swap Contracts	—	72,865,758	—	72,865,758

Total	$67,191,839	$1,327,301,321	$33,680,286	$1,428,173,446

Liability Description

Securities Sold Short	$—	$(5,335,205)	$—	$(5,335,205)

Forward Foreign Currency Exchange Contracts	—	(22,456,383)	—	(22,456,383)

Swap Contracts	—	(54,954,044)	—	(54,954,044)

Total	$—	$(82,745,632)	$—	$(82,745,632)

*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

39

Global Opportunities Portfolio

April 30, 2020

Notes to Consolidated Financial Statements (Unaudited) — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating- Rate Loans	Investments in Reinsurance Side Cars	Total

Balance as of October 31, 2019	$1,561,925	$40,437,548	$41,999,473

Realized gains (losses)	(28,391)	—	(28,391)

Change in net unrealized appreciation (depreciation)	24,124	(575,840)	(551,716)

Cost of purchases	—	15,837,587	15,837,587

Proceeds from sales, including return of capital	(1,557,658)	(22,019,009)	(23,576,667)

Accrued discount (premium)	—	—	—

Transfers to Level 3	—	—	—

Transfers from Level 3	—	—	—

Balance as of April 30, 2020	$—	$33,680,286	$33,680,286

Change in net unrealized appreciation (depreciation) on investments still held as of April 30, 2020	$—	$1,456,844	$1,456,844

The Portfolio’s investments in Level 3 securities were primarily valued on the basis of broker quotations.

11  Risks and Uncertainties

Risks Associated with Foreign Investments

Investing in securities issued by entities whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign issuers, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus that was first detected in China in December 2019 has spread rapidly internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and individual companies and can affect the market in general in significant and unforeseen ways. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The near-term impact of this coronavirus has resulted in substantial market volatility, which may have an adverse effect on the Portfolio’s investments.

40

Global Opportunities Portfolio

April 30, 2020

Board of Trustees’ Contract Approval

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting held on April 22, 2020 (the “April 2020 Meeting”), the Boards of Trustees/Directors comprised of the same individuals (collectively, the “Board”) that oversees a majority of the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements(1) for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between February and April 2020. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.

In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)

Information about Fees, Performance and Expenses

•

A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);

•	A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;

•

A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;

•

In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board;

•

Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;

•	Profitability analyses with respect to the adviser and sub-adviser to each of the funds;

Information about Portfolio Management and Trading

•	Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;

•	The procedures and processes used to determine the fair value of fund assets, when necessary, and actions taken to monitor and test the effectiveness of such procedures and processes;

•

Information about the policies and practices of each fund’s adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) with respect to trading, including their processes for seeking best execution of portfolio transactions;

•

Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser (in the context of a sub-adviser, only those with trading responsibilities) to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;

•	Data relating to the portfolio turnover rate of each fund;

Information about each Adviser and Sub-adviser

•	Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;

•

Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;

(1)

Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report.

41

Global Opportunities Portfolio

April 30, 2020

Board of Trustees’ Contract Approval — continued

•	The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;

•	Policies and procedures relating to proxy voting and the handling of corporate actions and class actions;

•

Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;

•	Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;

•

A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;

•	Information concerning oversight of the relationship with the custodian, subcustodians and fund accountants by the adviser and/or administrator to each of the funds;

•

For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices, trading volume data, distribution rates and other relevant matters; and

•	The terms of each investment advisory agreement and sub-advisory agreement.

During the various meetings of the Board and its committees throughout the twelve months ended April 2020, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.

The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.

In voting its approval of the continuation of existing investment advisory agreements and sub-advisory agreements at the April 2020 Meeting, the Board relied on an order issued by the Securities and Exchange Commission on March 25, 2020, which provided temporary relief from the in-person voting requirements under Section 15 of the 1940 Act in response to the impacts of the COVID-19 pandemic.

Results of the Contract Review Process

Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Global Opportunities Portfolio (the “Portfolio”) and Boston Management and Research (the “Adviser”), including its fee structure, is in the interests of shareholders and, therefore, recommended to the Board approval of the agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for the Portfolio.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreement for the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Portfolio by the Adviser.

The Board considered the Adviser’s management capabilities and investment processes in light of the types of investments held by the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio, including recent changes to such personnel. The Board considered the abilities and experience of the Adviser’s investment professionals in analyzing factors relevant to investment in a broad range of income securities. The Board considered the Adviser’s expertise with respect to

42

Global Opportunities Portfolio

April 30, 2020

Board of Trustees’ Contract Approval — continued

global markets and in-house research capabilities. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of the Adviser and other factors, including the reputation and resources of the Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which the Adviser or its affiliates may be subject in managing the Portfolio.

The Board considered the compliance programs of the Adviser and relevant affiliates thereof. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered other administrative services provided or overseen by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the investment advisory agreement.

Portfolio Performance

The Board compared the Portfolio’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Portfolio for the one-, three- and five-year periods ended September 30, 2019. In this regard, the Board noted that the performance of the Portfolio was higher than the median performance of the Portfolio’s peer group for the three-year period. The Board also noted that the performance of the Portfolio was higher than its benchmark index for the three-year period. The Board took into account the purpose served by the Portfolio as an investment option for other Eaton Vance Funds seeking to participate in the performance of the asset classes not generally available in other funds in which the Portfolio invests or to otherwise manage investment exposure. On the basis of the foregoing and other relevant information provided to the Board, the Board concluded that the Portfolio had achieved its performance objective.

Management Fees and Expenses

The Board considered contractual fee rates payable by the Portfolio for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Portfolio’s management fees and total expense ratio for the one-year period ended September 30, 2019, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also received and considered information about the services offered and the fee rates charged by the Adviser to other types of accounts with investment objectives and strategies that are substantially similar to and/or managed in a similar investment style as the Portfolio. In this regard, the Board received information about the differences in the nature and scope of services the Adviser provides to the Portfolio as compared to other types of accounts and the material differences in compliance, reporting and other legal burdens and risks to the Adviser as between the Portfolio and other types of accounts. The Board noted that the Portfolio has established a wholly-owned subsidiary to accommodate the Portfolio’s commodity-related investments. The subsidiary is managed pursuant to a separate investment advisory agreement that is subject to annual approval by the Board. The subsidiary’s fee rates are the same as those charged to the Portfolio, and the Portfolio will not pay any additional management fees with respect to its assets invested in the subsidiary. The Board also considered factors that had an impact on the Portfolio’s total expense ratio relative to comparable funds.

After considering the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.

Profitability and “Fall-Out” Benefits

The Board considered the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by the Adviser and its affiliates to third parties in respect of distribution or other services.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are deemed not to be excessive.

The Board also considered direct or indirect fall-out benefits received by the Adviser and its affiliates in connection with their respective relationships with the Portfolio, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for the Portfolio and other investment advisory clients.

43

Global Opportunities Portfolio

April 30, 2020

Board of Trustees’ Contract Approval — continued

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Portfolio and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Portfolio and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Portfolio currently shares in the benefits from economies of scale, if any, when they are realized by the Adviser. The Board also concluded that the structure of the advisory fee, which includes breakpoints at several asset levels, will allow the Portfolio to continue to benefit from any economies of scale in the future.

44

Global Opportunities Portfolio

April 30, 2020

Officers and Trustees

Officers

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

Thomas E. Faust Jr.*

Mark R. Fetting

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

Scott E. Wennerholm

*	Interested Trustee

45

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Opportunities Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 24, 2020

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 24, 2020